Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Gross Unrealized Gains, Total	$ 306	$ 235
Gross Unrealized Losses, Total	506	1,427
Amortized Cost, Total	39,565	41,612
Available-for-sale Securities, Total	39,365	40,420
U.S. Government Agencies [Member]
Gross Unrealized Gain, Due after five but within ten years	0	0
Gross Unrealized Gain, Due after ten years but within fifteen years	0	0
Gross Unrealized Losses, Due after one but within five years	30
Gross Unrealized Losses, Due after five but within ten years	241	760
Gross Unrealized Losses, Due after ten years but within fifteen years	148	404
Amortized Cost, Due after one but within five years	4,997
Amortized Cost, Due after five years but within ten years	9,995	14,990
Amortized Cost, Due after ten years but within fifteen years	5,000	5,000
Fair Value, Due after one but within five years	4,967
Fair Value, Due after five but within ten years	9,754	14,230
Fair Value, Due after ten but within fifteen years	4,852	4,596
Available-for-sale Securities, Total	19,573	18,826
Corporate bonds [Member]
Gross Unrealized Gain, Due after five but within ten years	53	0
Gross Unrealized Losses, Due after five but within ten years	0	78
Amortized Cost, Due after five years but within ten years	4,364	4,384
Fair Value, Due after five but within ten years	4,417	4,306
Available-for-sale Securities, Total	4,417	4,306
Municipal bonds [Member]
Gross Unrealized Gain, Due after one but within five years	17	0
Gross Unrealized Gain, Due after five but within ten years	58	32
Gross Unrealized Losses, Due after one but within five years	0	8
Gross Unrealized Losses, Due after five but within ten years	3	38
Amortized Cost, Due after one but within five years	1,281	988
Amortized Cost, Due after five years but within ten years	2,436	2,753
Fair Value, Due after one but within five years	1,298	980
Fair Value, Due after five but within ten years	2,491	2,747
Available-for-sale Securities, Total	3,789	3,727
Mortgage-backed securities [Member]
Gross Unrealized Gains	178	203
Gross Unrealized Losses	84	139
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	11,492	13,497
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	11,586	13,561
Available-for-sale Securities, Total	$ 11,586	$ 13,561